Long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
ScheduleOfDebtTableTextBlock
			Outstanding US dollar-denominated amount
					December 31,
In millions		Maturity			2013		2012
Debentures and notes: (A)

Canadian National series:
4.40%	10-year notes (B)	Mar. 15, 2013	$-	$-		$398
4.95%	6-year notes (B)	Jan. 15, 2014	325	346		323
-	2-year floating rate notes (C)	Nov. 6, 2015	350	372		-
5.80%	10-year notes (B)	June 1, 2016	250	266		249
1.45%	5-year notes (B)	Dec. 15, 2016	300	319		298
5.85%	10-year notes (B)	Nov. 15, 2017	250	266		249
5.55%	10-year notes (B)	May 15, 2018	325	346		323
6.80%	20-year notes (B)	July 15, 2018	200	213		199
5.55%	10-year notes (B)	Mar. 1, 2019	550	585		547
2.85%	10-year notes (B)	Dec. 15, 2021	400	425		398
2.25%	10-year notes (B)	Nov. 15, 2022	250	266		249
7.63%	30-year debentures	May 15, 2023	150	159		149
6.90%	30-year notes (B)	July 15, 2028	475	505		473
7.38%	30-year debentures (B)	Oct. 15, 2031	200	213		199
6.25%	30-year notes (B)	Aug. 1, 2034	500	532		498
6.20%	30-year notes (B)	June 1, 2036	450	479		448
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	266		249
6.38%	30-year debentures (B)	Nov. 15, 2037	300	319		298
3.50%	30-year notes (B)	Nov. 15, 2042	250	266		249
4.50%	30-year notes (B)	Nov. 7, 2043	250	266		-

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7		7
7.70%	100-year debentures	Sep. 15, 2096	125	133		124

Total US dollar-denominated debentures and notes			$6,157	6,549		5,927
BC Rail series:
Non-interest bearing 90-year subordinated notes (D)		July 14, 2094		842		842
Total debentures and notes				7,391		6,769
Other:
Commercial paper (E) (F)				273		-
Accounts receivable securitization (G)				250		-
Capital lease obligations and other (H)				783		985
Total debt, gross				8,697		7,754
Less:
Net unamortized discount				857		854
Total debt (1) (I)				7,840		6,900
Less:
Current portion of long-term debt (I)				1,021		577
Total long-term debt				$6,819		$6,323
(1)	See Note 17 - Financial instruments, for the fair value of debt.
Footnotes to the table follow on the next page

Schedule of Gross Issuance Repayments Commercial Paper

The following table presents the gross issuances and repayments of commercial paper:

In millions	2013	2012	2011
Issuances of commercial paper	$3,255	$1,861	$659
Repayments of commercial paper	$(2,987)	$(1,943)	$(575)

Long term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding for the next five years and thereafter

Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2013, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2014 (1)	$153	$868	$1,021
2015	83	369	452
2016	287	582	869
2017	143	263	406
2018	7	556	563
2019 and thereafter	109	4,420	4,529
	$782	$7,058	$7,840
(1) Current portion of long-term debt.